Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Current Receivables [Abstract]
Royalty income from contracts with customers (net of an allowance of $nil and $1,425, respectively)	$ 0	$ 4,525
Contract assets under contracts with customers	295	876
Suppliers with debit balance	0	293
Loans	6,087	321
Other	2,293	15,675
Total	$ 8,675	$ 21,690